INCOME TAXES (Details Narrative) - Streamex Exchange Corporation [Member]	9 Months Ended
Dec. 31, 2024 CAD ($)
Restructuring Cost and Reserve [Line Items]
Non capital losses for canadian tax purpose	$ 772,000
Income tax expire year	expire through to 2044.